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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended December 31, 2004

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

                               Kurt F. Somerville
                    Name of Institutional Investment Manager

Hemenway & Barnes   60 State Street   Boston,      MA     02109
Business Address        (Street)      (City)    (State)   (Zip)

                                 (617) 227-7940
   Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION

       Intentional misstatements or omissions of facts constitute Federal
                              Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
   Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of February, 2005.

                                     Kurt F. Somerville
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

           Name:             13F File No.:
---------------------------  -------------
1. Brian C. Broderick (12)*
                                --------
2. Michael B. Elefante          28-06281
3. Timothy F. Fidgeon           28-06169
4. Roy A. Hammer                 28-5798
5. Stephen W. Kidder (35)*
                                --------
6. Lawrence T. Perera           28-06167
7. Michael J. Puzo              28-06165
8.
   ------------------------     --------
9.
   ------------------------     --------
10.
    -----------------------     --------

*    Refers to manager number on attached detail in Item 7.

315223                                                           SEC 1685 (5/91)

AS OF: DECEMBER 31, 2004            FORM 13F      SEC FILE # KURT S. SOMERVILLE/

                                                                                          ITEM 6:                 ITEM 8:
                                                                               ITEM 5:   INVESTMENT           VOTING AUTHORITY
                                                         ITEM 3:    ITEM 4:   SHARES OR  DISCRETION          -----------------
             ITEM 1:                     ITEM 2:          CUSIP   FAIR MARKET PRINCIPAL -----------  ITEM 7:  (A)   (B)    (C)
         NAME OF ISSUER              TITLE OF CLASS       NUMBER     VALUE      AMOUNT  (A) (B) (C) MANAGERS SOLE SHARES  NONE
--------------------------------- --------------------- --------- ----------- --------- --- --- --- -------- ---- ------- ----
ABBOTT LABS                       COMMON STOCK          002824100    1816738    38944            xx                 35412
                                                                                                 xx    12             632
                                                                                                 xx    35            2900
ALBERTO CULVER CO                 COMMON STOCK          013068101     261064     5375            xx                  3675
                                                                                                 xx    12             400
                                                                                                 xx    35            1300
ALCOA INC                         COMMON STOCK          013817101     251360     8000            xx                  8000
AMAZON NOTE CONV SUB DEB          CONV. CORPORATE BONDS 023135AF3    1129267  1127857            xx                922857
                                                                                                 xx    12           35000
                                                                                                 xx    35          170000
AMERICAN EXPRESS CO               COMMON STOCK          025816109     264093     4685            xx                  4685
AMERICAN INTERNATIONAL            COMMON STOCK          026874107     741546    11292            xx                  9942
GROUP INC.                                                                                       xx    35            1350
AMGEN INC.                        COMMON STOCK          031162100    2857947    44551            xx                 36201
                                                                                                 xx    12            1150
                                                                                                 xx    35            7200
ANALOG DEVICES, INC.              COMMON STOCK          032654105    1561974    42307            xx                 35707
                                                                                                 xx    12            2000
                                                                                                 xx    35            4600
APTARGROUP INC                    COMMON STOCK          038336103    1566458    29679            xx                 23829
                                                                                                 xx    12             650
                                                                                                 xx    35            5200
AUTOMATIC DATA PROCESSING         COMMON STOCK          053015103    1213815    27369            xx                 19367
                                                                                                 xx    12            1300
                                                                                                 xx    35            6702
AVERY DENNISON CORP.              COMMON STOCK          053611109    1760659    29359            xx                 22609
                                                                                                 xx    12            2300
                                                                                                 xx    35            4450

AS OF: DECEMBER 31, 2004            FORM 13F      SEC FILE # KURT S. SOMERVILLE/

                                                                                          ITEM 6:                  ITEM 8:
                                                                               ITEM 5:  INVESTMENT            VOTING AUTHORITY
                                                         ITEM 3:    ITEM 4:   SHARES OR DISCRETION           -----------------
             ITEM 1:                     ITEM 2:          CUSIP   FAIR MARKET PRINCIPAL -----------  ITEM 7:  (A)   (B)    (C)
         NAME OF ISSUER              TITLE OF CLASS       NUMBER     VALUE      AMOUNT  (A) (B) (C) MANAGERS SOLE SHARES  NONE
--------------------------------- --------------------- --------- ----------- --------- --- --- --- -------- ---- ------- ----
BP PLC ADR                        COMMON STOCK          055622104    4095534    70129            xx                 57940
                                                                                                 xx    12            3122
                                                                                                 xx    35            9067
BANK OF AMERICA CORP.             COMMON STOCK          060505104     771858    16426            xx                 13026
                                                                                                 xx    35            3400
BANK NEW YORK CORP.               COMMON STOCK          064057102     203862     6100            xx                  6100
BEA SYSTEMS INC.                  CORPORATE BONDS       073325AD4    3441439  3432857            xx               2782857
                                                                                                 xx    12          190000
                                                                                                 xx    35          460000
BERKSHIRE HATHAWAY INC.           CLASS A               084670108     879000       10            xx                    10
BERKSHIRE HATHAWAY INC.           CLASS B               084670207     701704      239            xx                   218
                                                                                                 xx    12              21
BIOMET INC                        COMMON STOCK          090613100    1164544    26839            xx                 22639
                                                                                                 xx    12             500
                                                                                                 xx    35            3700
BOEING COMPANY                    COMMON STOCK          097023105     212257     4100            xx                  2300
                                                                                                 xx    35            1800
BOTTOMLINE TECHNOLOGIES INC.      COMMON STOCK          101388106     218346    15100            xx                 14700
                                                                                                 xx    12             400
BRISTOL-MYERS SQUIBB CO.          COMMON STOCK          110122108     435566    17001            xx                 16001
                                                                                                 xx    12             800
                                                                                                 xx    35             200
BURLINGTON NORTHERN SANTA FE CORP COMMON STOCK          12189T104     462124     9768            xx                  9768
BURLINGTON RESOURCES INC.         COMMON STOCK          122014103     531222    12212            xx                 12212

AS OF: DECEMBER 31, 2004            FORM 13F      SEC FILE # KURT S. SOMERVILLE/

                                                                                          ITEM 6:                  ITEM 8:
                                                                               ITEM 5:  INVESTMENT            VOTING AUTHORITY
                                                         ITEM 3:    ITEM 4:   SHARES OR DISCRETION           -----------------
             ITEM 1:                     ITEM 2:          CUSIP   FAIR MARKET PRINCIPAL -----------  ITEM 7:  (A)   (B)    (C)
         NAME OF ISSUER              TITLE OF CLASS       NUMBER     VALUE      AMOUNT  (A) (B) (C) MANAGERS SOLE SHARES  NONE
--------------------------------- --------------------- --------- ----------- --------- --- --- --- -------- ---- ------- ----
CANADIAN NATIONAL RAILWAY CO.     COMMON STOCK          136375102    2361923    38562            xx                 31037
                                                                                                 xx    12            1475
                                                                                                 xx    35            6050
CHEVRONTEXACO CORP.               COMMON STOCK          166764100    2443448    46533            xx                 43265
                                                                                                 xx    12            1600
                                                                                                 xx    35            1668
CISCO SYS INC.                    COMMON STOCK          17275R102     898322    46497            xx                 38349
                                                                                                 xx    12            1200
                                                                                                 xx    35            6948
COCA COLA CO.                     COMMON STOCK          191216100     549731    13202            xx                 13202
COGNEX                            COMMON STOCK          192422103     265971     9533            xx                  8758
                                                                                                 xx    12             375
                                                                                                 xx    35             400
COMCAST CORP.                     SPL A                 20030N200     268303     8170            xx                  8170
DIEBOLD INC.                      COMMON STOCK          253651103     224926     4036            xx                  4036
WALT DISNEY COMPANY               COMMON STOCK          254687106     225180     8100            xx                  8100
DOW CHEMICAL CO.                  COMMON STOCK          260543103     311913     6300            xx                  6300
DOW JONES & CO INC                COMMON STOCK          260561105     902581    20961            xx                 20961
DOW JONES & CO INC                CLASS B (RESTRICTED)  260561204    3580439    83150            xx                 83150
E I DU PONT DE NEMOURS & CO.      COMMON STOCK          263534109     750465    15300            xx                 14650
                                                                                                 xx    35             650
E M C CORP.                       COMMON STOCK          268648102    1082804    72818            xx                 64068
                                                                                                 xx    12            2700
                                                                                                 xx    35            6050

AS OF: DECEMBER 31, 2004            FORM 13F      SEC FILE # KURT S. SOMERVILLE/

                                                                                          ITEM 6:                  ITEM 8:
                                                                               ITEM 5:  INVESTMENT            VOTING AUTHORITY
                                                         ITEM 3:    ITEM 4:   SHARES OR DISCRETION           -----------------
             ITEM 1:                     ITEM 2:          CUSIP   FAIR MARKET PRINCIPAL -----------  ITEM 7:  (A)   (B)    (C)
         NAME OF ISSUER              TITLE OF CLASS       NUMBER     VALUE      AMOUNT  (A) (B) (C) MANAGERS SOLE SHARES  NONE
--------------------------------- --------------------- --------- ----------- --------- --- --- --- -------- ---- ------- ----
EATON VANCE CORP.                 COMMON STOCK          278265103     315508     6050            xx                  6050
EMERSON ELECTRIC CO.              COMMON STOCK          291011104    2356271    33613            xx                 27838
                                                                                                 xx    12            1675
                                                                                                 xx    35            4100
ENCANA CORP.                      COMMON STOCK          292505104    2803415    49131            xx                 41631
                                                                                                 xx    12            2300
                                                                                                 xx    35            5200
EXXON MOBIL CORP.                 COMMON STOCK          30231G102    6643091   129596            xx                116632
                                                                                                 xx    12            4300
                                                                                                 xx    35            8664
FUEL CELL ENERGY INC.             COMMON STOCK          35952H106     353925    35750            xx                 30350
                                                                                                 xx    12             600
                                                                                                 xx    35            4800
GANNETT CO.                       COMMON STOCK          364730101     273695     3350            xx                  3350
GENERAL ELECTRIC CO.              COMMON STOCK          369604103    2156749    59089            xx                 55689
                                                                                                 xx    12            1000
                                                                                                 xx    35            2400
HELMERICH & PAYNE INC.            COMMON STOCK          423452101     354867    10425            xx                  9325
                                                                                                 xx    12             500
                                                                                                 xx    35             600
I M S HEALTH INC.                 COMMON STOCK          449934108     234421    10100            xx                 10100
ILLINOIS TOOL WORKS INC.          COMMON STOCK          452308109     231700     2500            xx                   500
                                                                                                 xx    35            2000
INTEL CORPORATION                 COMMON STOCK          458140100    3355997   143480            xx                118818
                                                                                                 xx    12            3600
                                                                                                 xx    35           21062
INTL BUSINESS MACHINES            COMMON STOCK          459200101    1883174    19103            xx                 19103

AS OF: DECEMBER 31, 2004            FORM 13F      SEC FILE # KURT S. SOMERVILLE/

                                                                                          ITEM 6:                  ITEM 8:
                                                                               ITEM 5:  INVESTMENT            VOTING AUTHORITY
                                                         ITEM 3:    ITEM 4:   SHARES OR DISCRETION           -----------------
             ITEM 1:                     ITEM 2:          CUSIP   FAIR MARKET PRINCIPAL -----------  ITEM 7:  (A)   (B)    (C)
         NAME OF ISSUER              TITLE OF CLASS       NUMBER     VALUE      AMOUNT  (A) (B) (C) MANAGERS SOLE SHARES  NONE
--------------------------------- --------------------- --------- ----------- --------- --- --- --- -------- ---- ------- ----
INTERNATIONAL PAPER CO.           COMMON STOCK          460146103     336000     8000            xx                  8000
INVESTORS FINL SERVICES CORP      COMMON STOCK          461915100     204918     4100            xx                  4100
IVAX CORP                         CORPORATE BONDS       465823AG7    3422857  3422857            xx               2862857
                                                                                                 xx    12          100000
                                                                                                 xx    35          460000
JEFFERSON-PILOT CORP.             COMMON STOCK          475070108    3970056    76406            xx                 63469
                                                                                                 xx    12            3350
                                                                                                 xx    35            9587
JOHNSON & JOHNSON                 COMMON STOCK          478160104    4224406    66110            xx                 55910
                                                                                                 xx    12            2100
                                                                                                 xx    35            8600
KOPIN                             COMMON STOCK          500600101     187823    48533            xx                 40233
                                                                                                 xx    12            3700
                                                                                                 xx    35            4600
ELI LILLY & CO.                   COMMON STOCK          532457108     548035     9657            xx                  9657
M B N A CORP.                     COMMON STOCK          55262L100     228987     8123            xx                  8123
THE MCCLATCHY CO                  COMMON STOCK          579489105     240564     3350            xx                  3350
MERCK & CO. INC.                  COMMON STOCK          589331107    1983649    61719            xx                 53107
                                                                                                 xx    12            1700
                                                                                                 xx    35            6912
MICROSOFT CORP.                   COMMON STOCK          594918104    1777788    66534            xx                 56216
                                                                                                 xx    12            1600
                                                                                                 xx    35            8718
NOKIA CORP ADR A                  COMMON STOCK          654902204     826906    52770            xx                 44070
                                                                                                 xx    12            2400
                                                                                                 xx    35            6300

AS OF: DECEMBER 31, 2004            FORM 13F      SEC FILE # KURT S. SOMERVILLE/

                                                                                          ITEM 6:                  ITEM 8:
                                                                               ITEM 5:  INVESTMENT            VOTING AUTHORITY
                                                         ITEM 3:    ITEM 4:   SHARES OR DISCRETION           -----------------
             ITEM 1:                     ITEM 2:          CUSIP   FAIR MARKET PRINCIPAL -----------  ITEM 7:  (A)   (B)    (C)
         NAME OF ISSUER              TITLE OF CLASS       NUMBER     VALUE      AMOUNT  (A) (B) (C) MANAGERS SOLE SHARES  NONE
--------------------------------- --------------------- --------- ----------- --------- --- --- --- -------- ---- ------- ----
NUVEEN PFD & CONV INCOME FUND 2   MUTUAL FUNDS          67073D102     138700    10000            xx                  6000
                                                                                                 xx    12            4000
ORACLE CORP.                      COMMON STOCK          68389X105     504430    36766            xx                 30266
                                                                                                 xx    12             400
                                                                                                 xx    35            6100
PEPSICO INC.                      COMMON STOCK          713448108    1199974    22988            xx                 19188
                                                                                                 xx    12             300
                                                                                                 xx    35            3500
PFIZER INC.                       COMMON STOCK          717081103    1459159    54264            xx                 45964
                                                                                                 xx    12             200
                                                                                                 xx    35            8100
PROCTER & GAMBLE CO.              COMMON STOCK          742718109    2251065    40869            xx                 35069
                                                                                                 xx    12             400
                                                                                                 xx    35            5400
ROYAL DUTCH PETROLEUM CO          NY REG SHS            780257804     200830     3500            xx                  2100
                                  PAR N GLDR 1.25                                                xx    35            1400

SCHLUMBERGER LTD                  COMMON STOCK          806857108     262578     3922            xx                  2747
                                                                                                 xx    12             175
                                                                                                 xx    35            1000
SEPRACOR INC                      COMMON STOCK          817315104     329860     5556            xx                  4156
                                                                                                 xx    35            1400
J M SMUCKER CO NEW                COMMON STOCK          832696405    1973080    41918            xx                 34718
                                                                                                 xx    12            2100
                                                                                                 xx    35            5100
SNAP ON INC                       COMMON STOCK          833034101     848520    24695            xx                 19145
                                                                                                 xx    12             300
                                                                                                 xx    35            5250
STATE STREET CORP.                COMMON STOCK          857477103    1358757    27662            xx                 23562
                                                                                                 xx    12            1400
                                                                                                 xx    35            2700

AS OF: DECEMBER 31, 2004            FORM 13F      SEC FILE # KURT S. SOMERVILLE/

                                                                                          ITEM 6:                  ITEM 8:
                                                                               ITEM 5:  INVESTMENT            VOTING AUTHORITY
                                                         ITEM 3:    ITEM 4:   SHARES OR DISCRETION           -----------------
             ITEM 1:                     ITEM 2:          CUSIP   FAIR MARKET PRINCIPAL -----------  ITEM 7:  (A)   (B)    (C)
         NAME OF ISSUER              TITLE OF CLASS       NUMBER     VALUE      AMOUNT  (A) (B) (C) MANAGERS SOLE SHARES  NONE
--------------------------------- --------------------- --------- ----------- --------- --- --- --- -------- ---- ------- ----
3 M COMPANY                       COMMON STOCK          88579Y101    2538671    30933            xx                 24683
                                                                                                 xx    12            1600
                                                                                                 xx    35            4650
U S BANCORP                       COMMON STOCK          902973304     513648    16400            xx                 16400
UNION PACIFIC CORP.               COMMON STOCK          907818108     306458     4557            xx                  4557
UNITED NATURAL FOODS INC.         COMMON STOCK          911163103     202368     6507            xx                  6107
                                                                                                 xx    12             400
WELLS FARGO & CO. (NEW)           COMMON STOCK          949746101     502731     8089            xx                  8089
WYETH                             COMMON STOCK          983024100     841706    19763            xx                 16447
                                                                                                 xx    35            3316
INGERSOLL RAND LTD. CL A TOTAL:   COMMON STOCK          G4776G101     469755     5850            xx                  5850
                                                                  95,225,475